Investment in equity method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019	Jul. 31, 2019	Nov. 30, 2018 CNY (¥)	May 31, 2018 CNY (¥)
Investment in equity method investees
Investment in equity method investees	$ 447,148		¥ 667,427		¥ 3,112,952
Share of (loss) gain of equity method investees	$ 3,904	¥ 27,182	(46,999)	¥ (22,280)
Impairment loss for investment in affiliate		0	0	0
Amount contributed to investee				¥ 240,000
Kunshan Baowei Information Technology Limited ("Kunshan Baowei")
Investment in equity method investees
Investment in equity method investees			271,959		294,527
Equity method ownership interest percentage								45.00%
Consideration for equity method investment								¥ 272,000
Shenzhen Tencent Puhe Limited Partnership ("Tencent Puhe")
Investment in equity method investees
Investment in equity method investees			293,481		251,915
Equity method ownership interest percentage									14.00%
Consideration for equity method investment									¥ 362,500
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership ("Sequoia Fashion and Technology")
Investment in equity method investees
Investment in equity method investees					96,712
Equity method ownership interest percentage						17.00%
Amount contributed to investee		¥ 110,000
Remaining commitment equity method investment					1,890,000
Shanjing business management (Ningbo) Co., Ltd ("Ningbo Shanjin")
Investment in equity method investees
Investment in equity method investees					829,410
Equity method ownership interest percentage							54.00%
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd ("Shanxi Shan Shan")
Investment in equity method investees
Investment in equity method investees					510,223
Equity method ownership interest percentage							60.00%
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd ("Zhengzhou Shan Shan")
Investment in equity method investees
Investment in equity method investees					470,934
Equity method ownership interest percentage							51.00%
Harbin Shan Shan Chunxiaqiudong Properties Co., Ltd ("Harbin Shan Shan")
Investment in equity method investees
Investment in equity method investees					440,821
Equity method ownership interest percentage							60.00%
Gansu Shan Shan Outlets Shopping Mall Co., Ltd ("Gansu Shan Shan")
Investment in equity method investees
Investment in equity method investees					123,758
Equity method ownership interest percentage							41.00%
Others
Investment in equity method investees
Investment in equity method investees			¥ 101,987		¥ 94,652